Business Combinations - Schedule of changes in the Group's goodwill by segment (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance, Goodwill	¥ 6,938
Acquisition	103,006
Ending balance, Goodwill	¥ 109,944